JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 25, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of the
the JPMorgan 100% U.S. Treasury Securities Money Market Fund
and the JPMorgan Prime Money Market Fund (the “Funds”)
File No. 333-103022 and 811-21295
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 631 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 632 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
We are filing the Amendment pursuant to Rule 485(a) under the Securities Act to register new Empower Shares for the Funds.
Please contact Anthony Geron at (212) 648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary